Non-current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current financial assets.
Cash reserve related to the liquidity agreement	€ 38	€ 72	€ 80
Guarantee deposit related to the 2021 Kreos loan contract	126	104
Miscellaneous	9	10
Total non-current financial assets	€ 173	€ 186